Fair Value of Financial Instruments - Derivative Contract Positions (Details) bbl in Thousands, $ in Thousands	Mar. 31, 2018 USD ($) bbl	Mar. 31, 2017 USD ($) bbl
Derivative contract information
Fair Value of Net Assets (Liabilities)	$ (20,751)	$ (7,593)
Net cash collateral provided (held)	15,501	18,569
Net commodity derivative (liability) asset	(5,250)	10,976
Cross-commodity
Derivative contract information
Fair Value of Net Assets (Liabilities)	$ (430)
Cross-commodity | Long
Derivative contract information
Total Notional Units (Barrels) | bbl	155
Crude oil fixed-price
Derivative contract information
Fair Value of Net Assets (Liabilities)	$ (8,960)	$ (55)
Crude oil fixed-price | Short
Derivative contract information
Total Notional Units (Barrels) | bbl	(1,376)	(800)
Crude oil index
Derivative contract information
Fair Value of Net Assets (Liabilities)	$ (6)
Crude oil index | Short
Derivative contract information
Total Notional Units (Barrels) | bbl	(10)
Propane fixed-price
Derivative contract information
Fair Value of Net Assets (Liabilities)	$ 1,849	$ 1,082
Propane fixed-price | Long
Derivative contract information
Total Notional Units (Barrels) | bbl	14	220
Refined products fixed-price
Derivative contract information
Fair Value of Net Assets (Liabilities)	$ (17,081)	$ (7,729)
Refined products fixed-price | Short
Derivative contract information
Total Notional Units (Barrels) | bbl	(5,419)	(4,682)
Refined products index
Derivative contract information
Fair Value of Net Assets (Liabilities)	$ (17)	$ (103)
Refined products index | Short
Derivative contract information
Total Notional Units (Barrels) | bbl	(4)	(18)
Other
Derivative contract information
Fair Value of Net Assets (Liabilities)	$ 3,894	$ (788)